Financial instruments - financial and other risks - Market risk (Details) - Spot market rate risk - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Amount of changes in spot rate used for sensitivity analysis	$ 1,000
Impact on operating income (loss) due to increase (decrease) in spot rate in sensitivity analysis	$ 32,000,000.0	$ 35,300,000	$ 40,300,000